OTHER OPERATING COSTS	12 Months Ended
Jun. 30, 2022
OTHER OPERATING COSTS.
OTHER OPERATING COSTS

27.        OTHER OPERATING COSTS

		June 30,	June 30,	June 30,
	Note	2022	2021	2020
		(US$’000)
Rent and utilities		10,797	8,462	7,802
Telecommunication		7,378	6,890	6,908
Information technology		10,130	8,331	5,225
Facilities expense		20,101	20,742	16,510
Travel and housing		2,621	1,679	7,972
Local transportation	27.1	8,024	13,768	3,977
Insurance		5,207	4,837	1,516
Legal and professional expenses	27.2	5,609	8,112	6,570
Allowance for expected credit loss		(761)	291	224
Others		5,899	3,753	7,366
Other Operating Costs		75,005	76,865	64,070

27.1.The decrease in local transportation is related to a decrease in COVID-19 costs in the current year.

27.2.     This includes non-recurring legal expenses of nil for the year ended June 30, 2022 (June 30, 2021: $0.9 million, June 30, 2020 nil).